Consolidated Statement of Operations (USD $)	12 Months Ended
Dec. 31, 2011
Cost and expenses
Research and development	$ 327,283
General and administrative:
Non-cash compensation	86,494
Other general and administrative	468,197
Total general and administrative	554,691
Total operating expenses	881,974
Operating loss	(881,974)
Interest expense	7,097
Consolidated net loss	(889,071)
Net loss attributable to non-controlling interest	(35,997)
Net loss attributable to Manhattan Pharmaceuticals, Inc. and subsidiaries	$ (853,074)
Basic and diluted net loss per common share (in dollars per share)	$ 0 [1]
Weighted average shares used in computing basic and diluted net loss per common share (in shares)	108,348,538

[1]	Amount less than $0.01.